1. BACKGROUND OF THE COMPANY (Details Narrative)	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [line items]
Percentage of voting interests held by shareholders for election of directors (Director Voting Preferred Shares)	38.00%
Director Voting Participating Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Percentage of voting interests for electing directors	29.00%
Loral Space and Communications Inc. [Member]
Disclosure of classes of share capital [line items]
Percentage of economic interests held indirectly	63.00%
Percentage of voting interests held indirectly	33.00%
Public Sector Pension Investment Board [Member]
Disclosure of classes of share capital [line items]
Percentage of economic interests held indirectly	36.00%
Percentage of voting interests held indirectly	67.00%